Significant Accounting Policies (Policies) - Tradeweb Markets LLC	12 Months Ended
Dec. 31, 2018
Entity Information [Line Items]
Basis of Accounting	Basis of Accounting The consolidated financial statements have been presented in conformity with accounting principles generally accepted in the United States of America.
Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Basis of Consolidation	Basis of Consolidation The consolidated financial statements include the accounts of the Company and its subsidiaries. All intercompany transactions and balances have been eliminated in consolidation.
Recapitalization

Recapitalization

On April 4, 2019, the Company’s limited liability company agreement (“LLC Agreement”) was amended and restated to, among other things, (i) provide for a single class of common membership interests in the Company (“LLC Interests”) and (ii) exchange all of the existing membership interests of the Company’s existing equityholders for LLC Interests.  For purposes of calculating net income per share on the consolidated statements of income, the number of outstanding shares has been adjusted retroactively for all periods to reflect the above-mentioned amendment and resulting recapitalization (the “Recapitalization”).  Other share amounts and related disclosures in the notes to the consolidated financial statements reflect the share classes and amounts prior to the Recapitalization unless otherwise indicated.

Cash and Cash Equivalents	Cash and Cash Equivalents Cash and cash equivalents consists of cash and highly liquid investments (such as short-term money market instruments) with original maturities of less than three months.
Allowance for Doubtful Accounts

Allowance for Doubtful Accounts

The Company continually monitors collections and payments from its clients and maintains an allowance for doubtful accounts. The allowance for doubtful accounts is based upon the historical collection experience and specific collection issues that have been identified. Additions, if any, to the allowance for doubtful accounts are charged to bad debt expense, which is included in general and administrative expenses on the consolidated statements of income.

Furniture, Equipment, Purchased Software and Leasehold Improvements

Furniture, Equipment, Purchased Software and Leasehold Improvements

Furniture, equipment, purchased software and leasehold improvements are carried at cost less accumulated depreciation. Depreciation for furniture, equipment and purchased software, including the allocated fair value of assets as a result of pushdown accounting, is computed on a straight-line basis over the estimated useful lives of the related assets, ranging from three to seven years. Leasehold improvements are amortized over the lesser of the estimated useful lives of the leasehold improvements or the remaining term of the lease for office space. Furniture, equipment, purchased software and leasehold improvements are tested for impairment whenever events or changes in circumstances suggest that an asset's carrying value may not be fully recoverable in accordance with Accounting Standards Codification ("ASC") 360.

Software Development Costs

Software Development Costs

The Company capitalizes costs associated with the development of internal use software at the point at which the conceptual formulation, design and testing of possible software project alternatives have been completed, in accordance with ASC 350. The Company capitalizes employee compensation and related benefits and third party consulting costs incurred during the application development stage which directly contribute to such development. Once the product is ready for its intended use, such costs are amortized on a straight-line basis over three years. Costs capitalized as part of the pushdown accounting allocation are amortized over nine years. The Company reviews the amounts capitalized for impairment whenever events or changes in circumstances indicate that the carrying amounts of the assets may not be fully recoverable, or that their useful lives are shorter than originally expected. Non-capitalized software costs and routine maintenance costs are expensed as incurred.

Intangible Assets

Intangible Assets

Intangible assets with a finite life are amortized over the estimated lives in accordance with ASC 350. Intangible assets subject to amortization are tested for impairment whenever events or changes in circumstances suggest that an asset's or asset group's carrying value may not be fully recoverable in accordance with ASC 360. Intangible assets with an indefinite useful life are tested for impairment at least annually. An impairment loss is recognized if the sum of the estimated undiscounted cash flows relating to the asset or asset group is less than the corresponding fair value. Intangible assets are amortized over their estimated useful lives of seven to sixteen years.

Goodwill

Goodwill

Goodwill is the excess of the fair value of the Company above the fair value accounting basis of the net assets and liabilities of the Company under pushdown accounting and is the cost of acquired companies in excess of the fair value of identifiable net assets at acquisition date. Goodwill is not amortized, but in accordance with ASC 350, goodwill is tested for impairment annually on July 1st and between annual tests whenever events or changes in circumstances indicate that the carrying amount may not be fully recoverable. Goodwill is tested at the reporting unit level, which is defined as an operating segment or one level below the operating segment. An impairment loss is recognized if the estimated fair value of a reporting unit is less than its net book value. Such loss is calculated as the difference between the estimated fair value of goodwill and its carrying value.

Deferred IPO costs

Deferred IPO Costs

In 2018, the Company began incurring costs in connection with the filing of its Registration Statement on Form S-1, which are deferred in other assets in accordance with ASC 505-10-25, Equity - Recognition in the consolidated statements of financial condition. Initial public offering (“IPO”) costs consist of legal, accounting, and other costs directly related to the Company’s efforts to raise capital through an IPO. If the IPO becomes effective, these deferred costs will be offset against proceeds received from the offering and reclassified to equity on the consolidated statements of financial condition. Should the Company terminate or more than temporarily delay its planned offering, these costs will be expensed in the consolidated statements of income.

Translation of Foreign Currency

Translation of Foreign Currency

Revenues and expenses denominated in foreign currencies are translated at the rate of exchange prevailing at the transaction date. Assets and liabilities denominated in foreign currencies are translated at the rate prevailing at the consolidated statements of financial condition date. Foreign currency re-measurement gains or losses on transactions in nonfunctional currencies are recognized in the consolidated statements of income. Gains or losses on translation in the financial statements of a non-U.S. operation, when the functional currency is other than the U.S. dollar, are included as a component of comprehensive income.

Income Tax

Income Tax

The Company is a multiple member limited liability company which is taxed as a partnership. No income tax provision is required on the earnings of the Company as it is a partnership, and therefore the remaining tax effects of its activities accrue directly to its partners. As a partnership, the Company and certain subsidiaries are subject to unincorporated business taxes on income earned, or losses incurred, by conducting business in certain state and local jurisdictions and income taxes in foreign jurisdictions on certain of their operations. TWIDB and its subsidiary DW are C Corporations and therefore incur federal, state and local income tax expense. Income taxes are accounted for in accordance with ASC 740. The Company recorded deferred tax assets and liabilities for the expected future tax consequences of temporary differences between the financial reporting and tax bases of assets and liabilities. The Company measures deferred taxes using the enacted tax rates and laws that will be in effect when such temporary differences are expected to reverse. Based on the weight of the positive and negative evidence considered, management believes that it is more likely than not that the Company will be able to realize its deferred tax assets in the future, therefore, no valuation allowance is necessary.

The Company records uncertain tax positions in accordance with ASC 740 on the basis of a two-step process whereby (1) the Company determines whether it is more likely than not that the tax positions will be sustained on the basis of the technical merits of the position and (2) for those tax positions that meet the more-likely-than-not recognition threshold, the Company recognizes the amount of tax benefit that is more than 50 percent likely to be realized upon ultimate settlement with the related tax authority.

The Company recognizes interest and penalties related to income taxes within the provision for income taxes in the consolidated statements of income. Accrued interest and penalties are included within accounts payable, accrued expenses and other liabilities in the consolidated statements of financial condition.

On December 22, 2017, the President signed into law the Tax Cuts and Jobs Act ("TCJA") effective for tax years ending after December 31, 2017. This legislation replaces the prior corporate tax rate structure with a flat 21% rate, effective in 2018. There were many other future impacts of the tax reform such as the repeal of the corporate alternative minimum tax rate, tax loss carryback and carryforward limitations. This legislation impacted the financial statements for the year ended December 31, 2017 by reducing the deferred tax asset by $1,982,000 as a result of the revaluation of the deferred tax asset based on the reduced federal corporate tax rate. During 2018 the Company finalized its calculations related to the impacts of the TCJA with no adjustment to the Company's previously recorded provisional tax expense.

The TCJA also requires a U.S. shareholder of a controlled foreign corporation ("CFC") to include in income, as a deemed dividend, the global intangible low-taxed income ("GILTI") of the CFC. This provision is effective for taxable years of foreign corporations beginning after December 31, 2017, and to taxable years of United States shareholders in which or with which such taxable years of foreign corporations end. The Company has elected to treat taxes due on future U.S. inclusions in taxable income under the GILTI provision as a current period expense when incurred.

Revenue Recognition

Revenue Recognition

The Company earns transaction fees from transactions executed on the Company’s markets through various fee plans. Transaction fees are generated both on a variable and fixed price basis and vary by geographic region, product type and trade size. For variable transaction fees, the Company charges clients fees based on the mix of products traded and the volume of transactions executed. Transaction fee revenue is recorded at a point in time when the trade occurs and is generally billed monthly.

The Company earns subscription fees from granting access to institutional investors to the Company's electronic marketplaces. Subscription fees are recognized into income in the period that access is provided on a monthly basis. Also included in subscription fees on the consolidated statements of income are viewer fees earned monthly from institutional investors accessing fixed income market data. The frequency of subscription fee billings varies from monthly until annually, depending on contract terms. Fees received by the Company which are not yet earned are included in deferred revenue on the consolidated statements of financial condition until the revenue recognition criteria has been met.

The Company earns commission revenue from its electronic and voice brokerage services on a riskless principal basis. Riskless principal revenues are derived on matched principal transactions where revenues are earned on the spread between the buy and sell price of the transacted product. Securities transactions and related commission income for brokerage transactions are recorded on a trade-date basis, as if the transactions have settled. This income is received by the Company when the transactions settle or is billed monthly.

The Company earns fees from Refinitiv, formerly TR in the predecessor periods, relating to the sale of market data to Refinitiv, which redistributes that data. Included in these fees, which are billed quarterly, are real-time market data fees which are recognized in the period that the data is provided, generally on a monthly basis and historical data sets which are recognized when the historical data set is provided to Refinitiv.

On January 1, 2018, the Company adopted ASU 2014-09, Revenue from Contracts with Customers, using the modified retrospective approach.  The adoption of ASU 2014-09 did not have a material impact on the measurement or timing of recognition of revenue in any prior reporting periods.  However, in the current reporting period, the Company was required to make significant judgements for the Refinitiv market data fees.  Significant judgements used in accounting for this contract include:

•	The provision of real-time market data feeds and annual historical data sets are distinct performance obligations.
•	The performance obligations under this contract are recognized over time from the initial delivery of the data feeds or each historical data set until the end of the contract term.
•

Determining the transaction price for the performance obligations by using a market assessment analysis. Inputs in this analysis include a consultant study which determined the overall value of the Company's market data and pricing information for historical data sets provided by other companies.

Some commission and transaction fees earned by the Company have fixed fee components, such as monthly minimums or fixed monthly fees and variable components such as transaction based fees. The breakdown of revenues between fixed and variable revenues, in thousands, for October 1, 2018 to December 31, 2018, January 1, 2018 to September 30, 2018 and for the year ended December 31, 2017 and 2016 is as follows:

	Successor		Predecessor
	October 1, 2018 to		January 1, 2018 to		For the Year Ended		For the Year Ended
	December 31, 2018		September 30, 2018		December 31, 2017		December 31, 2016
	(in thousands)		(in thousands)		(in thousands)		(in thousands)
Revenues	Variable	Fixed	Variable	Fixed	Variable	Fixed	Variable	Fixed
Transaction fees	$73,800	$23,330	$208,049	$65,702	$210,198	$56,822	$176,060	$54,111
Subscription fees including Refinitiv market data fees	425	46,094	1,305	142,676	1,575	192,959	1,496	190,487
Commissions	22,608	10,232	49,367	30,463	57,118	39,627	54,194	37,469
Other	—	2,148	40	8,169	36	4,633	30	4,557
Gross revenues	$96,833	$81,804	$258,761	$247,010	$268,927	$294,041	$231,780	$286,624

Share-Based Compensation

Share-Based Compensation

The Company accounts for share-based compensation in accordance with ASC 718. ASC 718 focuses primarily on accounting for a transaction in which an entity obtains employee services in exchange for share-based payments. Under ASC 718, the shared-based payments received by the employees of the Company are accounted for either as equity awards or as liability awards.

As an equity award, the Company measures and recognizes the cost of employee services received in exchange for awards of equity instruments based on their estimated fair values measured as of the grant date. These costs are recognized as an expense over the requisite service period, with an offsetting increase to members' capital.

As a liability award, the cost of employee services received in exchange for an award of equity instruments is generally measured based on the grant-date fair value of the award. The fair value of that award is remeasured subsequently at each reporting date through the settlement in accordance with ASC 505. Changes in the equity instrument's fair value during the requisite service period are recognized as compensation cost over that period.

Under ASC 718, the grant-date fair value of share based awards that do not require future service (i.e., vested awards) are expensed immediately. The grant-date fair value of share-based employee awards that require future service, and are graded-vesting awards, are amortized over the relevant service period on a straight-line basis, with each tranche separately measured. The grant-date fair value of share-based employee awards that require both future service and the achievement of Company performance-based conditions, are amortized over the relevant service period for the performance-based condition. If in a reporting period it is determined that the achievement of a performance target for a performance-based tranche is not probable, then no expense is recognized for that tranche and any expenses already recognized relating to that tranche in prior reporting periods are reversed in the current reporting period.

Determining the appropriate fair value model and calculating the fair value of the share-based payment awards requires the input of highly subjective assumptions, including the expected life of the share-based payment awards and the stock price volatility. The Company uses the Black-Scholes pricing model to value some of its share-based awards. Application of alternative assumptions could produce significantly different estimates of the fair value of stock-based compensation and consequently, the related amounts recognized in the Company's consolidated statements of income.

The Company has elected to account for forfeitures when they occur. If in a reporting period a forfeiture occurs, any expenses already recognized relating to the forfeited awards in prior reporting periods are reversed in the current reporting period.

Net Income Per Share

Net Income Per Share

Basic net income per share is computed by dividing the net income attributable to the Company's shares by the weighted-average number of the Company's shares outstanding during the period. For purposes of computing diluted net income per share, the weighted-average number of the Company's shares reflects the dilutive effect that could occur if convertible securities were converted into or exercised for the Company's shares using the treasury stock method.

Fair Value Measurement

Fair Value Measurement

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (the exit price). Instruments that the Company owns (long positions) are marked to bid prices, and instruments that the Company has sold, but not yet purchased (short positions), are marked to offer prices. Fair value measurements do not include transaction costs.

The fair value hierarchy under ASC 820 prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements). The three levels of the fair value hierarchy under ASC 820 are described below:

Basis of Fair Value Measurement

Level 1        Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2        Quoted prices in markets that are not considered to be active or financial instruments for which all significant inputs are observable, either directly or indirectly;

Level 3        Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

A financial instrument's level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

In February 2016, the FASB issued ASU2016-02, Leases. This standard requires lessees to recognize a right-of-use asset and a lease liability for virtually all leases. The asset will reflect the present value of unpaid lease payments coupled with initial direct costs, prepaid lease payments, and lease incentives. The amount of the lease liability will be calculated as the present value of unpaid lease payments. ASU2016-02 will be effective for the Company in the fiscal year beginning January 1, 2019. The new standard must be adopted using a modified retrospective transition. The Company will adopt the transition method provided by ASU 2018 - 11, Leases - Targeted Improvements, in which the Company will initially apply the new lease standard on the adoption date of January 1, 2019, recognizing the cumulative-effect adjustment to members' capital. The Company is evaluating its current lease contracts and currently intends to use the package of practical expedients allowing entities to not reassess (i) whether any expired or existing contracts are or contain leases, (ii) the lease classification for any expired or existing leases and (iii) initial direct costs for any existing leases. The Company has not quantified the impact on its consolidated financial statements, but it anticipates an increase in the recognition of right-of-use assets and lease liabilities.

In June 2016, the FASB issued ASU 2016-13, Financial Instruments — Credit Losses. This standard provided new guidance for estimating credit losses on certain types of financial instruments by introducing an approach based on expected losses. This guidance will be effective in the fiscal year beginning January 1, 2020. The Company is currently evaluating the impact of this standard on the Company’s consolidated financial statements.

In August 2016, the FASB issued ASU 2016-15, Classification of Certain Cash Receipts and Cash Payments (a consensus of the Emerging Issues Task Force). This update provides specific guidance on the eight cash flow classification and presentation issues on the statements of cash flow. ASU 2016-15 was adopted by the Company beginning on January 1, 2018. The adoption of this ASU did not have a material impact on the Company’s financial statements.

In November 2016, the FASB issued ASU 2016-18, Statement of Cash Flows — Restricted Cash. This update requires that a statement of cash flows explain the change during the period in total cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. The standard must be adopted using a retrospective transition method to each period presented. ASU 2016-18 was adopted by the Company beginning on January 1, 2018. The adoption resulted in the Company presenting a reconciliation of cash and cash equivalents and restricted cash that sum to the amounts shown in the consolidated statement of cash flows.

In January 2017, the FASB issued ASU 2017-04, Intangibles — Goodwill and Other. The ASU simplifies the quantitative goodwill impairment test by eliminating the second step of the test. Under this ASU, impairment will be measured by comparing the estimated fair value of the reporting unit with its carrying value. The ASU is applicable for the Company in the fiscal year beginning January 1, 2021. The Company does not anticipate the adoption of this ASU to have a material impact on the Company’s financial statements.